Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events:
16.1 On July 17, 2017 and September 5, 2017, Lundin Norway AS (“Lundin”), has declared their third and fourth option, respectively, to extend the existing contract of the Leiv Eiriksson. The drilling unit now has firm employment until December of 2017 and should Lundin exercise its additional six one-well options, currently un-declared, the drilling unit could be employed until the first quarter of 2019.

16.2 The Directions Hearing relating to the Company's restructuring was held on July 11, 12 and 13, 2017, while on July 21, 2017, the Grand Court of the Cayman Islands has directed that four separate meetings (the "Scheme Meetings") be convened of certain creditors of DFH, UDW, DRH and DOV (each in provisional liquidation) for the purpose of considering and approving, a scheme of arrangement (together the "Schemes") in respect of each company. On August 11, 2017, the Scheme Meetings of the Scheme Creditors of each of DFH, UDW, DRH and DOV (each in provisional liquidation) were held for the purpose of approving the schemes of arrangement proposed in respect of each of the Scheme Companies. The Scheme Meetings were approved by the relevant majorities of Scheme Creditors being a majority in number representing at least 75% in value of those present and voting. On August 25, 2017, the U.S. Bankruptcy Court has issued a memorandum opinion and an order granting recognition of the provisional liquidation and scheme of arrangement proceedings of the Company and its subsidiaries, DRH, DFH, and DOV (each in provisional liquidation) pending in the Grand Court of the Cayman Islands as foreign main proceedings, and of the JPLs as the foreign representatives of the Scheme Companies in the United States. If the Schemes are approved by the Cayman Court, the U.S. Bankruptcy Court will conduct a hearing on September 20, 2017, to consider the entry of an order giving full force and effect to the Schemes in the United States. The sanction hearing for each of the Schemes by the Grand Court of Cayman was heard on September 4, 2017 (through to September 6, 2017). If the Schemes are approved by the Cayman Court, it is anticipated that the Restructuring Effective Date will occur towards the end of September 2017.